Loans to and Investments in Associated Companies - Berkadia (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2009	Nov. 30, 2019
Berkadia
Schedule of Equity Method Investments [Line Items]
Capital contributed	$ 217.2
Equity method investment, ownership percentage		50.00%
Percentage of profits received from joint venture		45.00%
Reimbursement Of Losses Incurred, Maximum Percentage		50.00%
Berkadia
Schedule of Equity Method Investments [Line Items]
Surety policy issued		$ 1,500.0
Reimbursement Of Losses Incurred, Maximum Percentage		50.00%
Commercial paper outstanding		$ 1,470.0